Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Cosmederm Biosciences Inc
Summary of Receivables, Payables, Payments and Expenses of Company's Transactions

The following table summarizes payments and expenses related to the Company’s transactions with Cosmederm as of and for the years ended December 31 (in thousands):

	2017	2016
Payments (including principal and interest on the Cosmederm Note)	$—	$4,976
UTC Lease expenses	$55	$109
Interest expense	$—	$49

Woman Care Global International
Summary of Receivables, Payables, Payments and Expenses of Company's Transactions

The following table summarizes receivables, payables, payments and expenses related to the Company’s transactions with WCGI related entities as of and for the years ended December 31 (in thousands):

	2017	2016
Receivables	$17	$30
Payables	$2,077	$3,012
Payments	$1,026	$3,230
Operating expenses	$12	$6,183
Interest expense	$77	$15